Intangible Assets, Net - Schedule of Intangible Assets (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Less - Accumulated amortization	$ (272)	$ (136)
Intangible Assets, Net	1,771	1,907
Intellectual Property [Member]
Intangible Assets, Gross	$ 2,043	$ 2,043